Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions Abstract
Related Party Transactions [Text Block]

19. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Years Ended
	31-Mar-24	31-Mar-23	31-Mar-22

Salaries and Benefits (1)	$562,160	$580,774	$575,255
Consulting fees (2)	541,623	396,250	396,456
Non-cash Options Vested (3)	874,321	2,100,717	3,242,528
Total	$1,978,104	$3,077,741	$4,214,239

1) Salaries and benefits incurred with directors and officers are included in salaries and administration on the Consolidated Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

Accounts payable and accrued liabilities at March 31, 2024 included $105,676 (March 31, 2023 - $208,215)

owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

During the year ended March 31, 2023, the Company received loans totaling CAD$3,670,000 and US$25,000 from FWP Holdings LLC, a company that is beneficially owned by the CEO and Chairman of the Company, and CAD$250,000 was loaned to the Company from Countryman Investments Ltd., a company beneficially owned by a Director of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date.

During the year ended March 31, 2024 no additional related party loans were received by the Company. The CAD $250,000 loan plus accrued interest from Countryman Investments Ltd. was repaid, and the US$25,000 loan from FWP Holdings LLC was repaid.

The remaining loans from FWP Holdings LLC matured on March 31, 2023, however the CAD $3,670,000 principal balance is outstanding as at March 31, 2024. During the year ended March 31, 2024, $328,829 of interest was expensed on related party loans (2023 - $238,321, 2022 - $nil). The Company has agreed to grant FWP Holdings LLC a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders. The Company and FWP Holdings LLC entered into a postponement and subordination agreement with the term loan facility lender under which the parties agreed that the loans from FWP Holdings LLC would be subordinate to the lender's security interests and that no payment will be made on the loans from FWP Holdings LLC before the full repayment of the term loan facility (Note 13). As a result, loans from related parties are considered non-current liabilities, and this change is considered a substantial modification pursuant to IFRS 9, which requires that the loan is extinguished and revalued as at the date of the change, which resulted in a non-cash gain of $306,288 as at March 31, 2024 (2023 - nil).

A director of the Company, David Richardson, and the Company's CEO and Chairman Fraser Atkinson, have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit (Note 12).